Related Parties	12 Months Ended
Mar. 31, 2019
Text block [abstract]
Related Parties
34.	Related Parties

(1)	Related party transactions

Details of significant transactions with related parties are as follows:

Year ended March 31, 2019

	(Millions of Yen)
Category	Name	Description of transaction	Amount	Account	Outstanding balance
Associate	Nippon Steel & Sumikin Bussan Corporation	Sells steel products	1,170,241	Trade and other receivables	46,251

The terms and conditions applied to related party transactions are determined based on terms equivalent to those that prevail in arm’s length transactions.

Year ended March 31, 2018

	(Millions of Yen)
Category	Name	Description of transaction	Amount	Account	Outstanding balance
Associate	Nippon Steel & Sumikin Bussan Corporation	Sells steel products	849,244	Trade and other receivables	39,236

The terms and conditions applied to related party transactions are determined based on terms equivalent to those that prevail in arm’s length transactions.

(2)	Key management personnel compensation

Compensation paid to the directors of the Group is as follows:

	(Millions of Yen)
	Year ended March 31, 2019	Year ended March 31, 2018	Year ended March 31, 2017
Salary	935	857	964